FINANCIAL RISK MANAGEMENT (Details) - Schedule of classification of financial instruments at fair value - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Other financial assets, current	$ 4,018,228	$ 3,275,861	$ 3,757,984
Other financial assets, not current	17,069,578	16,802,861	17,915,729
Liabilities
Other financial liabilities , current	10,997,687	10,705,872	11,504,626
Other financial liabilities, non current	6,960,942	5,932,249	$ 6,212,794
Level 1 of fair value hierarchy [member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current		7,712
Level 1 of fair value hierarchy [member] | Other financial liabilities, non current [Member]
Liabilities
Other financial liabilities, non current		7,712
Level 1 of fair value hierarchy [member] | Cash And Cash Equivalents [Member]
Assets
Other financial assets, current	222,094	43,653
Level 1 of fair value hierarchy [member] | Short-Term Mutual Funds [Member]
Assets
Other financial assets, current	222,094	43,653
Level 1 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	386,688	343,218
Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current	50,372	25,921
Level 2 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	85,109	23,355
Fair Value Of Interest Rate Derivatives [Member] | Level 2 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	27,044	19,460
Fair Value Of Fuel Price Derivatives [Member] | Level 2 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	48,542
Fair Value Of Foreign Currency Derivatives [Member] | Level 2 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	586	3,895
Accrued interest since the last payment date Swap of currencies | Level 2 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	3
Derivative Not Recognized As A Hedge [Member] | Level 1 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current		19,396
Private investment funds [Member] | Level 1 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	386,669	322,428
Certificates of Deposit [Member] | Level 2 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	8,934
Domestic And Foreign Bonds [Member] | Level 1 of fair value hierarchy [member] | Other financial assets, current
Assets
Other financial assets, not current	19	1,394
Fair value of interest rate derivatives [Member] | Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current	302	335
Fair value of fuel derivatives [Member] | Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current		15,678
Fair value of foreign currency derivatives [Member] | Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current	48,347	7,587
Interest accrued since the last payment date of Currency Swap [Member] | Level 2 of fair value hierarchy [member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current	1,723	2,321
Fair value of interest rate derivatives [Member] | Level 2 of fair value hierarchy [member] | Other financial liabilities, non current [Member]
Liabilities
Other financial liabilities, non current		340
Interest accrued since the last date of Swap interest rates [Member] | Level 2 of fair value hierarchy [member] | Other financial liabilities, non current [Member]
Liabilities
Other financial liabilities, non current		340
At fair value [member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current	50,372	33,633
At fair value [member] | Other financial liabilities, non current [Member]
Liabilities
Other financial liabilities, non current		7,712
At fair value [member] | Cash And Cash Equivalents [Member]
Assets
Other financial assets, current	222,094	43,653
At fair value [member] | Short-Term Mutual Funds [Member]
Assets
Other financial assets, current	222,094	43,653
At fair value [member] | Other financial assets, current
Assets
Other financial assets, not current	471,797	366,573
At fair value [member] | Fair Value Of Interest Rate Derivatives [Member] | Other financial assets, current
Assets
Other financial assets, not current	27,044	19,460
At fair value [member] | Fair Value Of Fuel Price Derivatives [Member] | Other financial assets, current
Assets
Other financial assets, not current	48,542
At fair value [member] | Fair Value Of Foreign Currency Derivatives [Member] | Other financial assets, current
Assets
Other financial assets, not current	586	3,895
At fair value [member] | Accrued interest since the last payment date Swap of currencies | Other financial assets, current
Assets
Other financial assets, not current	3
At fair value [member] | Derivative Not Recognized As A Hedge [Member] | Other financial assets, current
Assets
Other financial assets, not current		19,396
At fair value [member] | Private investment funds [Member] | Other financial assets, current
Assets
Other financial assets, not current	386,669	322,428
At fair value [member] | Certificates of Deposit [Member] | Other financial assets, current
Assets
Other financial assets, not current	8,934
At fair value [member] | Domestic And Foreign Bonds [Member] | Other financial assets, current
Assets
Other financial assets, not current	19	1,394
At fair value [member] | Fair value of interest rate derivatives [Member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current	302	335
At fair value [member] | Fair value of fuel derivatives [Member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current		15,678
At fair value [member] | Fair value of foreign currency derivatives [Member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current	48,347	7,587
At fair value [member] | Interest accrued since the last payment date of Currency Swap [Member] | Other financial liabilities, current [Member]
Liabilities
Other financial liabilities , current	$ 1,723	2,321
At fair value [member] | Fair value of interest rate derivatives [Member] | Other financial liabilities, non current [Member]
Liabilities
Other financial liabilities, non current		340
At fair value [member] | Interest accrued since the last date of Swap interest rates [Member] | Other financial liabilities, non current [Member]
Liabilities
Other financial liabilities, non current		$ 340